Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2015
Effective Income Tax Rate Reconciliation, Percent	27.00%	23.00%	21.20%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	2.30%	(1.10%)	0.20%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.80%	0.30%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%	35.00%
Effective Income Tax Rate Reconciliation, Net Operating Loss Carryback Rate Difference			(2.80%)
Effective Income Tax Rate Reconciliation, Tax Law Change, Percent		(2.80%)
Effective Income Tax Rate Reconciliation, Tax Credit, Federal, Percent		(0.50%)
Deferred Income Tax Liabilities, Net	$ 31,625	$ 32,944
Tax Credit Carryforward, Valuation Allowance	5,000
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount	1,500
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	1,300
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 2,200
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.60%
Valuation Allowance Against State Tax Credits [Member]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	3.50%